Note 19 - Fair Value of Financial Instruments and Fair Value Measurements (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Impaired Loans [Member]
Nonrecurring
Assets, fair value, nonrecurring	$ 8,544,993	$ 7,778,279
Other Real Estate [Member]
Nonrecurring
Assets, fair value, nonrecurring	2,535,884	6,128,365
Available-for-sale Securities [Member]
U.S. Government Agencies
Assets, fair value, recurring	296,149,299	274,594,586
US Government Agencies Debt Securities [Member] | Available-for-sale Securities [Member]
U.S. Government Agencies
Assets, fair value, recurring	291,049,853	271,063,669
US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
U.S. Government Agencies
Assets, fair value, recurring	5,099,446	3,530,917
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member]
Nonrecurring
Assets, fair value, nonrecurring	0	0
Fair Value, Inputs, Level 1 [Member] | Other Real Estate [Member]
Nonrecurring
Assets, fair value, nonrecurring	0	0
Fair Value, Inputs, Level 1 [Member] | Available-for-sale Securities [Member]
U.S. Government Agencies
Assets, fair value, recurring	0	0
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member] | Available-for-sale Securities [Member]
U.S. Government Agencies
Assets, fair value, recurring	0	0
Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
U.S. Government Agencies
Assets, fair value, recurring	0	0
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member]
Nonrecurring
Assets, fair value, nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member] | Other Real Estate [Member]
Nonrecurring
Assets, fair value, nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member] | Available-for-sale Securities [Member]
U.S. Government Agencies
Assets, fair value, recurring	295,218,988	273,646,196
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member] | Available-for-sale Securities [Member]
U.S. Government Agencies
Assets, fair value, recurring	291,049,853	271,063,669
Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
U.S. Government Agencies
Assets, fair value, recurring	4,169,135	2,582,527
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Nonrecurring
Assets, fair value, nonrecurring	8,544,993	7,778,279
Fair Value, Inputs, Level 3 [Member] | Other Real Estate [Member]
Nonrecurring
Assets, fair value, nonrecurring	2,535,884	6,128,365
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member]
U.S. Government Agencies
Assets, fair value, recurring	930,311	948,390
Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member] | Available-for-sale Securities [Member]
U.S. Government Agencies
Assets, fair value, recurring	0	0
Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
U.S. Government Agencies
Assets, fair value, recurring	$ 930,311	$ 948,390